Convertible Debt – Related Party (Details)			6 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) € / shares	Dec. 31, 2019 USD ($) € / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Convertible Debt – Related Party [Line Items]
Loan agreements related parties totaling	$ 467,154	$ 467,154				€ 417,133	€ 417,133
Convertible loans bear interest			8.50%	8.50%	8.50%
Maturity date			December 31, 2025	December 31, 2025
Convertible loans payable					€ 30,000
Loans outstanding, percentage	0.50%	0.50%
Ordinary shares per share (in Euro per share) | € / shares	$ 1	$ 1
Convertible Loans [Member]
Convertible Debt – Related Party [Line Items]
Convertible loans bear interest	3.50%	3.50%				3.50%	3.50%
Maturity date	September 30, 2022	September 30, 2022
Debt discounts totaling						€ 13,064	€ 13,064
Loan Agreement [Member]
Convertible Debt – Related Party [Line Items]
Convertible loans payable | $			$ 32,205	$ 33,118